Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 41,210
Deferred tax liability	0	$ 0
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 41,210	$ 31,096
Canada [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	26.50%	26.50%
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	30.00%	30.00%
Tanzania [Member] | Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 79,318	$ 56,146